Operating Segments - Schedule of Segment Adjusted Gross Profit (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Solar [Member] | Italy [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	€ 2,293
Operating expenses	(109)
Depreciation and amortization expenses	(89)
Gross profit (loss)	2,095
Adjusted gross profit (loss)	2,095
Segment assets	67,546		43,071		22,608
Solar [Member] | USA [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues
Operating expenses
Depreciation and amortization expenses
Gross profit (loss)
Adjusted gross profit (loss)
Segment assets	55,564		6,612
Solar [Member] | Israel [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	278	[1]	675	[2]	1,119	[3]
Operating expenses	(142)	[1]	(342)	[2]	(418)	[3]
Depreciation and amortization expenses	(48)	[1]	(461)	[2]	(512)	[3]
Gross profit (loss)	88	[1]	(128)	[2]	189	[3]
Adjusted gross profit (loss)	317	[1]	1,223	[2]	1,565	[3]
Segment assets		[1]	28,297	[2]	34,750	[3]
Subsidized Solar Plants [Member] | Spain [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	2,974		2,791		3,264
Operating expenses	(519)		(517)		(322)
Depreciation and amortization expenses	(919)		(912)		(908)
Gross profit (loss)	1,536		1,362		2,034
Adjusted gross profit (loss)	1,536		1,362		2,034
Segment assets	12,633		12,807		14,577
28 MW Solar [Member] | Spain [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	1,741		4,051		3,597
Operating expenses	(593)		(1,825)		(1,399)
Depreciation and amortization expenses	(1,088)		(946)		(427)
Gross profit (loss)	60		1,280		1,771
Adjusted gross profit (loss)	60		1,280		1,771
Segment assets	19,403		19,691		20,090
Talasol Solar [Member] | Spain [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	18,365		24,971		32,740
Operating expenses	(4,695)		(5,786)		(8,764)
Depreciation and amortization expenses	(11,453)		(11,459)		(11,400)
Gross profit (loss)	2,217		7,726		12,576
Adjusted gross profit (loss)	2,217		7,726		12,576
Segment assets	225,452		231,142		244,584
Biogas [Member] | Netherlands [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	15,094		17,021		12,640
Operating expenses	(13,887)		(14,733)		(13,186)
Depreciation and amortization expenses	(2,316)		(2,670)		(2,824)
Gross profit (loss)	(1,109)		(382)		(3,370)
Adjusted gross profit (loss)	(1,109)		(382)		(3,370)
Segment assets	32,360		31,164		32,002
Dorad [Member] | Israel [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	67,084		63,973		62,813
Operating expenses	(50,065)		(47,322)		(47,442)
Depreciation and amortization expenses	(2,489)		(5,689)		(6,339)
Gross profit (loss)	14,530		10,962		9,032
Adjusted gross profit (loss)	14,530		10,962		9,032
Segment assets	109,579		97,339		107,079
Manara Pumped Storage [Member] | Israel [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues
Operating expenses
Depreciation and amortization expenses
Gross profit (loss)
Adjusted gross profit (loss)
Segment assets	186,333		172,096		137,432
Total Reportable Segments [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	107,829		113,482		116,173
Operating expenses	(70,010)		(70,525)		(71,531)
Depreciation and amortization expenses	(18,402)		(22,137)		(22,410)
Gross profit (loss)	19,417		20,820		22,232
Adjusted gross profit (loss)	19,646		22,171		23,608
Segment assets	708,870		642,219		613,122
Reconciliations [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	(67,362)		(64,648)		(63,932)
Operating expenses	50,207		47,664		47,860
Depreciation and amortization expenses	2,515		6,125		6,830
Gross profit (loss)	(14,640)		(10,859)		(9,242)
Adjusted gross profit (loss)	(14,869)		(12,210)		(10,618)
Segment assets	(31,613)		(29,367)		(36,965)
Total Consolidated [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	40,467		48,834		52,241
Operating expenses	(19,803)		(22,861)		(23,671)
Depreciation and amortization expenses	(15,887)		(16,012)		(15,580)
Gross profit (loss)	4,777		9,961		12,990
Adjusted gross profit (loss)	4,777		9,961		12,990
Project development costs	(4,101)		(4,465)		(3,784)
General and administrative expenses	(6,063)		(5,283)		(5,855)
Share of income of equity accounted investee	11,062		4,320		1,206
Other income, net	3,409
Operating profit	9,084		4,533		4,557
Financing income	2,495		8,747		6,443
Financing income in connection with derivatives and warrants, net	1,140		251		605
Financing expenses, net	(23,286)		(12,555)		(10,524)
Profit before taxes on income	(10,567)		976		1,081
Segment assets	€ 677,257		€ 612,852		€ 576,157

[1]	The results of the Talmei Yosef solar plant are presented as a discontinued operation and the plant was sold in June 2024. The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €1,264 thousand) and depreciation expenses (approximately €757 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
[2]	The results of the Talmei Yosef solar plant are presented as a discontinued operation, and the plant was sold in June 2024. The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,844 thousand) and depreciation expenses (approximately €1,818 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
[3]	The results of the Talmei Yosef solar plant are presented as a discontinued operation and the plant was sold in June 2024. The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €4,546 thousand) and depreciation expenses (approximately €2,051 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.